Virtus SGA Global Growth Fund,

a series of Virtus Equity Trust

Supplement dated May 6, 2019 to the Prospectuses and Statement of Additional Information dated January 28, 2019, as supplemented

Important Notice

The Supplement filed on January 28, 2019 is hereby rescinded.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/SGAGlobalGrowth (5/19)